STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - CIk 0001853314 Gesher I Acquisition Corp [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 22, 2021
Net loss				(7,067)
Balance at Jun. 30, 2021	$ 308	24,692	(7,067)	17,933
Balance (in Shares) at Jun. 30, 2021	3,075,000
Balance at Feb. 22, 2021
Ordinary shares issued to Sponsor	$ 288	24,712		25,000
Ordinary shares issued to Sponsor (in Shares)	2,875,000
Issuance of representative shares	$ 20	(20)
Issuance of representative shares (in Shares)	200,000
Net loss			(14,946)	(14,946)
Balance at Sep. 30, 2021	$ 308	24,692	(14,946)	10,054
Balance (in Shares) at Sep. 30, 2021	3,075,000
Balance at Feb. 23, 2021	$ 0	0	0	0
Balance (in Shares) at Feb. 23, 2021	0
Net loss			(6,827)	(6,827)
Balance at Mar. 31, 2021	$ 308	24,692	(6,827)	18,173
Balance (in Shares) at Mar. 31, 2021	3,075,000
Net loss			(240)	(240)
Balance at Jun. 30, 2021	$ 308	24,692	(7,067)	17,933
Balance (in Shares) at Jun. 30, 2021	3,075,000
Balance at Sep. 30, 2021	$ 308	24,692	(14,946)	10,054
Balance (in Shares) at Sep. 30, 2021	3,075,000
Ordinary shares issued to Sponsor		(956,456)		(956,456)
Issuance of representative shares		4,073,565		4,073,565
Net loss			(169,564)	(169,564)
Balance at Dec. 31, 2021	$ 308		(3,233,086)	(3,232,778)
Balance (in Shares) at Dec. 31, 2021	3,075,000
Balance at Sep. 30, 2021	$ 308	24,692	(14,946)	10,054
Balance (in Shares) at Sep. 30, 2021	3,075,000
Net loss				(2,962,089)
Balance at Jun. 30, 2022	$ 308		(6,183,401)	(6,183,093)
Balance (in Shares) at Jun. 30, 2022	3,075,000
Balance at Sep. 30, 2021	$ 308	24,692	(14,946)	10,054
Balance (in Shares) at Sep. 30, 2021	3,075,000
Proceeds allocated to Public Warrants		8,165,000		8,165,000
Proceeds allocated to Private Placement Warrants		5,000,000		5,000,000
Incentives to anchor investors and forward purchasers		4,073,565		4,073,565
Offering costs allocated to warrants		(956,456)		(956,456)
Re-measurement of redeemable shares to redemption value		(16,306,801)	(3,719,156)	(20,025,957)
Net loss			(2,995,719)	(2,995,719)
Balance at Sep. 30, 2022	$ 308		(6,729,821)	(6,729,513)
Balance (in Shares) at Sep. 30, 2022	3,075,000
Balance at Dec. 31, 2021	$ 308		(3,233,086)	(3,232,778)
Balance (in Shares) at Dec. 31, 2021	3,075,000
Net loss			(697,217)	(697,217)
Balance at Mar. 31, 2022	$ 308		(3,940,562)	(3,940,254)
Balance (in Shares) at Mar. 31, 2022	3,075,000
Net loss			(2,095,308)	(2,095,308)
Balance at Jun. 30, 2022	$ 308		$ (6,183,401)	$ (6,183,093)
Balance (in Shares) at Jun. 30, 2022	3,075,000